Income taxes	12 Months Ended
Dec. 31, 2024
Income taxes
Income taxes

12.   Income taxes

The components of income tax are as follows:

	For the years ended December 31
In thousands of U.S. Dollars	2024	2023	2022
Current tax expenses	(215)	(435)	(207)
Income tax expense for year	(215)	(435)	(207)

The differences between income taxes expected at the Marshall Islands statutory income tax rate for non-resident companies of zero percent and the reported income tax expense are summarized as follows.

	For the years ended December 31
	2024	2023	2022
Marshall Islands statutory income tax rate	0.00%	0.00%	0.00%
Income subject to tax in other jurisdictions	0.16%	0.37%	0.15%
Effective tax rate	0.16%	0.37%	0.15%